Share Capital (Details Narrative) - Purchase Agreement [Member] $ in Thousands	May 17, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of common shares sold | shares	200,000
Number of common shares sold, value | $	$ 10